Business and Summary of Significant Accounting Policies (Details 4) (USD $)	6 Months Ended		12 Months Ended
	Jul. 31, 2012	Aug. 02, 2011	Jan. 31, 2012	Feb. 01, 2011	Feb. 02, 2010
Product Warranties
Basic warranty period	10 years
Extended warranty period	5 years
Activity with respect to the liability for product warranties
Balance at beginning of period	$ 2,766,000	$ 2,063,000	$ 2,063,000	$ 1,802,000	$ 1,706,000
Warranty provision			2,238,000	1,265,000	899,000
Warranty claims			(1,535,000)	(1,004,000)	(803,000)
Balance at end of period			2,766,000	2,063,000	1,802,000
Less: Current portion included in accrued liabilities	1,213,000		1,285,000	783,000	648,000
Noncurrent portion included in other liabilities			1,481,000	1,280,000	1,154,000
Franchise Fees and Royalty Income
Allowance for doubtful accounts			97,000	104,000
Advertising and Media Production Expense
Advertising and media production expense	43,000,000	30,700,000	60,200,000	39,100,000	29,400,000
Cash and Cash Equivalents
Period from the date of sales transaction considered for conversion of proceeds from credit card sales into cash	3 days
Minimum
Franchise Fees and Royalty Income
Term of franchise rights granted to private operators	20 years
Maximum
Franchise Fees and Royalty Income
Term of franchise rights granted to private operators	30 years
Liability for sales returns and exchanges
Activity with respect to the liability for sales returns and exchanges
Balance at Beginning of Period		513,000	513,000	68,000	66,000
Sales return and exchange provision			3,651,000	1,613,000	1,048,000
Sales return and exchange claims			(3,085,000)	(1,168,000)	(1,046,000)
Balance at End of Period			1,079,000	513,000	68,000
Allowance for doubtful accounts receivable from franchisees
Franchise Fees and Royalty Income
Allowance for doubtful accounts			$ 12,000	$ 0